Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Comprehensive Income
Net income	$ 11,872	$ 13,190	$ 12,022
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	(20)	(1,379)	(1,636)
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	(38)	(54)	(29)
Reclassification of (gains)/losses to net income	34	86	5
Total net changes related to available-for-sale securities	(3)	32	(24)
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	243	618	958
Reclassification of (gains)/losses to net income	102	(1,072)	(97)
Total unrealized gains/(losses) on cash flow hedges	345	(454)	861
Retirement-related benefit plans (Note L)
Prior service costs/(credits)		6	1
Net (losses)/gains arising during the period	(2,490)	(2,963)	(9,799)
Curtailments and settlements	(16)	33	24
Amortization of prior service (credits)/costs	(107)	(100)	(114)
Amortization of net (gains)/losses	2,764	3,304	2,531
Total retirement-related benefit plans	150	279	(7,357)
Other comprehensive income/(loss), before tax (Note L)	472	(1,523)	(8,156)
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	(263)	(208)	1,883
Other comprehensive income/(loss) (Note L)	209	(1,731)	(6,274)
Total comprehensive income/(loss)	$ 12,081	$ 11,459	$ 5,748